UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Wharton Business Group, LLC
      740 Springdale Drive, Suite 208
      Exton, PA 19341



Form 13F File Number:  28- 14403

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   B.J. Webster
Title:  Chief Compliance Officer
Phone:  610-594-7205

Signature, Place, and Date of Signing:


   B.J. Webster 	    Exton, PA                   2/10/2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              120
                                                  -----------------------

Form 13F Information Table Value Total:             914919 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8

                                  TITLE OF                   VALUE     SHRS OR SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS       CUSIP       (X$1000)    PRN AMT PRN CALL  DISCRETION    MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                 COM        002824100      10313  183400SH                 SOLE                         183400
ABERDEEN ASIA PACIFIC INC FD        COM        003009107      13445 1834211SH                 SOLE                        1834211
AGRIUM INC F                        COM        008916108       7450  111014SH                 SOLE                         111014
ALPHA NATURAL RESOURCES             COM        01076X102       8184  400600SH                 SOLE                         400600
APACHE CORP                         COM        037411105      16821  185704SH                 SOLE                         185704
APPLE INC	                    COM        037833100      11563   28550SH                 SOLE                          28550
ARCH COAL INC                       COM        039380100        441   30416SH                 SOLE                          30416
BHP BILLITON LTD SPONS ADR          SPON ADR   088606108       4536   64224SH                 SOLE                          64224
BLACKROCK EQTY DIVID TR             COM        09250N107       3288  362566SH                 SOLE                         362566
BLACKROCK INC                       COM        09247X101        255    1433SH                 SOLE                           1433
BUNGE LIMITED F                     COM        G16962105       5342   93385SH                 SOLE                          93385
CANADIAN NATURAL RES LTD            COM        136385101       9181  245684SH                 SOLE                         245684
CATERPILLAR INC                     COM        149123101      13627  150413SH                 SOLE                         150413
CHESAPEAKE ENERGY CORP              COM        165167107       1841   82584SH                 SOLE                          82584
CHEVRON CORPORATION                 COM        166764100      14684  138011SH                 SOLE                         138011
CLIFFS NATURAL RESOURCES            COM        18683K101      13807  221436SH                 SOLE                         221436
CME GROUP INC CL A                  COM        12572Q105       1205    4947SH                 SOLE                           4947
CONOCOPHILLIPS                      COM        20825C104      13790  189235SH                 SOLE                         189235
CONSOL ENERGY INC                   COM        20854P109      4540   123700SH                 SOLE                         123700
CUMMINS INC                         COM        231021106      22153  251682SH                 SOLE                         251682
DEERE & COMPANY                     COM        244199105      12792  165378SH                 SOLE                         165378
DEVON ENERGY CORP                   CL A       25179M103       7975  128637SH                 SOLE                         128637
DU PONT E I DE NEMOURS & CO         COM        263534109        299    6533SH                 SOLE                           6533
EQUITY RESIDENTIAL                  SH BEN INT 29476L107       3465   60760SH                 SOLE                          60760
EXXON MOBIL CORP                    COM        30231G102        708    8354SH                 SOLE                           8354
FOREST LABORATORIES INC             COM        345838106        822   27152SH                 SOLE                          27152
FREEPORT MCMORAN COPPER             COM        35671D857      16202  440387SH                 SOLE                         440387
GENERAL ELECTRIC CO                 COM        369604103        233   12993SH                 SOLE                          12993
GENUINE PARTS CO                    COM        372460105       2295   37493SH                 SOLE                          37493
GLOBAL X NORWAY ETF                 GLBXNORETF 37950E747       4949  394635SH                 SOLE                         394635
GOLDMAN SACHS GROUP INC             COM        38141G104       1031   11403SH                 SOLE                          11403
GOOGLE INC                          COM        38259P508        785    1216SH                 SOLE                           1216
HEALTH CARE REIT INC                COM        42217K106       3575   65555SH                 SOLE                          65555
HOME PROPERTIES INC                 COM        437306103       3349   58170SH                 SOLE                          58170
INNOVATIVE SOLUTIONS & SUPPORT      COM        45769N105         54   15595SH                 SOLE                          15595
INNOVATIVE TECHNOLOGY INC NEW       COM        45776L209          0   25260SH                 SOLE                          25260
INTEL                               COM        458140100       6145  253417SH                 SOLE                         253417
INTL BUSINESS MACHINES              COM        459200101      23491  127752SH                 SOLE                         127752
INTERCONTINENTAL EXCH INTL          COM        45865V100       1239   10276SH                 SOLE                          10276
ISHARES FTSE CHINA 25               FTSE CH 25 464287184       5506  157903SH                 SOLE                         157903
ISHARES FTSE NAREIT RES             RES PLS CP 464288562      13389  302787SH                 SOLE                         302787
ISHARES TR DOW JONES US MED DEV IDX DJ MED D   464288810        624   10617SH                 SOLE                          10617
ISHARES MSCI AUS IDX FD             MSCI AUST  464286103        741   34547SH                 SOLE                          34547
ISHARES MSCI BRAZIL INDX            MSCI BRAZL 464286400      35653  621248SH                 SOLE                         621248
ISHARES MSCI BRIC IDX FD            MSCI BRIC  464286657       1568   43230SH                 SOLE                          43230
ISHARES MSCI CANADA INDEX           MSCI COA   464286509        617   23190SH                 SOLE                          23190
ISHARES MSCI EMRG MKT FD            MSCI EMRG  464287234        868   22866SH                 SOLE                          22866
ISHARES MSCI ETF                    EM MKT MIN 464286533      21870  436534SH                 SOLE                         436534
ISHARES MSCI GWTH IDX FD            MSCI GR IN 464288885        923   17739SH                 SOLE                          17739
ISHARES INC MSCI HONG KONG IDX FD   MSCI HK    464286871       9665  624741SH                 SOLE                         624741
ISHARES INC MSCI SOUTH KOREA IDX FD MSCI S KOR 464286772      33321  637591SH                 SOLE                         637591
ISHARES INC MSCI PACIFIC EX JAPAN   MSCI PAC J 464286665      19182  492736SH                 SOLE                         492736
ISHARES MSCI SINGAPORE IDX FD       MSCI SGPOR 464286673      25533 2357612SH                 SOLE                        2357612
ISHARES MSCI TAIWAN                 MSCI TWN   464286731      15882 1356274SH                 SOLE                        1356274
ISHARES NASDAQ BIO FD               ANASDQ BIO 464287556        202    1935SH                 SOLE                           1935
ISHARES S&P US PRD FUND             US PRD STK 464288687      47451 1334681SH                 SOLE                        1334681
ISHARES TR S&P 100 INDEX            S&P 100 ID 464287101      18308  321027SH                 SOLE                         321027
ISHARES TR S&P GLOBAL               S&P G HLTH 464287325        203    3623SH                 SOLE                           3623
ISHARES TR S&P LATN AMER            S&P LTAM40 464287390      17947  421587SH                 SOLE                         421587
JOHNSON & JOHNSON                   COM        478160104        640    9762SH                 SOLE                           9762
JOY GLOBAL INC                      COM        481165108      18658  248879SH                 SOLE                         248879
JP MORGAN CHASE & CO                COM        46625H100       2304   69303SH                 SOLE                          69303
KIMBERLY CLARK CORP                 COM        494368103       2040   27729SH                 SOLE                          27729
KINDER MORGAN ENERGY LP             COM        494550106        231    2721SH                 SOLE                           2721
LORILLARD INC                       COM        544147101        246    2155SH                 SOLE                           2155
MARATHON OIL CORP                   COM        565849106        678   23155SH                 SOLE                          23155
MARATHON PETE CORP                  COM        56585A102        385   11577SH                 SOLE                          11577
MARKET VECTORS ETF TR COAL ETF      COAL ETF   57060U837        543   16850SH                 SOLE                          16850
MARKET VECTORS GOLD MINE            COM        57060U100       2057   40000SH                 SOLE                          40000
MARKET VECTORS ET TR INDONESIA ETF  INDNSA ETF 57060U753      17369  610096SH                 SOLE                         610096
MARKET VECTORS ETF TRUST AGRIBUS    AGRBUS ETF 57060U605      29620  628200SH                 SOLE                         628200
MEADWESTVACO CORP                   COM        583334107       1794   59905SH                 SOLE                          59905
MERCK & CO INC                      COM        58933Y105       1383   36693SH                 SOLE                          36693
MICROSOFT                           COM        594918104      10359  399045SH                 SOLE                         399045
MORGAN STANLEY                      COM        617446448       1764  116622SH                 SOLE                         116622
MOSAIC CO                           COM        61945C103       9526  188890SH                 SOLE                         188890
MYLAN LABS INC                      COM        628530107       5432  253124SH                 SOLE                         253124
NATIONAL OILWELL VARCO              COM        637071101       1895   27869SH                 SOLE                          27869
ORACLE CORPORATION                  COM        68389X105      13885  541344SH                 SOLE                         541344
PEABODY ENERGY CORP                 COM        704549104       2885   87145SH                 SOLE                          87145
PETROLEO BRASILEIRO SA PETROBRAS    SPON ADR   71654V408       3218  129497SH                 SOLE                         129497
PHILIP MORRIS INTL INC              COM        718172109       7415   94485SH                 SOLE                          94485
POTASH CORP SASK INC                COM        73755L107       1624   39335SH                 SOLE                          39335
POWERSH ETF TR II S&P SMCAP ENERGY  S&P SMCP   73937B704      11805  344173SH                 SOLE                         344173
POWERSH ETF FD TR II                S&P SMCP   73937B860      14747  526080SH                 SOLE                         526080
POWERSH DB MULTI SECTOR             DB AGR FD  73936B408       4365  151156SH                 SOLE                         151156
POWERSH EXCH TRAD FD TR             FINL PFD   73935X229        260   16131SH                 SOLE                          16131
POWERSH EXCH TRAD FD TR             DYN BIOT   73935X856        984   49041SH                 SOLE                          49041
POWERSH EXCH TRAD FD TR             DYN NTWRK  73935X815       3167  130395SH                 SOLE                         130395
POWERSH EXCH TRAD FD TR             DYN LG CAP 73935X708       7298  378531SH                 SOLE                         378531
PPL CORP                            COM        69351T106        191    6479SH                 SOLE                           6479
PROSHARES ULTRA S&P 500             S&P 500    74347R107        450    9705SH                 SOLE                           9705
RIO TINTO PLC                       SPON ADR   767204100        366    7491SH                 SOLE                           7491
SECTOR SPDR ENGY SELECT             SBI INT EN 81369Y506       7828  113238SH                 SOLE                         113238
SECTOR SPDR TECH SEL SH BENFCL INT  SBI INT TC 81369Y803      15243  598944SH                 SOLE                         598944
SPDR GOLD TRUST                     GOLD SHS   78463V107      11730   77176SH                 SOLE                          77176
SPDR SERIES TRUST KBW BK ETF        SPDR KBW   78464A797      30707 1548526SH                 SOLE                        1548526
STATOIL ASA SPONSORED ADR CMN       SPON ADR   85771P102        778   30398SH                 SOLE                          30398
STRYKER CORP                        COM        863667101       1312   26390SH                 SOLE                          26390
SUNCOR ENERGY INC NEW F             COM        867224107        695   24091SH                 SOLE                          24091
SYSCO CORP                          COM        871829107        224    7648SH                 SOLE                           7648
TERRA NITROGEN CO DEP RCPT EVIDENC  COM        881005201       1540    9172SH                 SOLE                           9172
TEVA PHARMACEUTICAL INDS LTD ADR    ADR        881624209        315    7812SH                 SOLE                           7812
VALE SA ADR F                       ADR        91912E105       9421  439226SH                 SOLE                         439226
VANGUARD DIV APPRCIATION            DV APP ETF 921908844       5627  102963SH                 SOLE                         102963
VANGUARD HEALTH CARE                HLTH ETF   92204A504       2124   34695SH                 SOLE                          34695
VANGUARD INTL EQTY INDEX            ALL WRLD   922042775      10833  273217SH                 SOLE                         273217
VANGUARD MSCI EMERGING              MSCI EM MK 922042858      51340 1343620SH                 SOLE                        1343620
VANGUARD WHITEHALL FUNDS            HIGH DV YD 921946406      32132  709949SH                 SOLE                         709949
VANGUARD WORLD FUND ETR             MGA VAL300 921910840        223    5844SH                 SOLE                           5844
WALTER ENERGY INC                   COM        93317Q105        452    7467SH                 SOLE                           7467
WASTE MANAGEMENT INC                COM        94106L109       1951   59645SH                 SOLE                          59645
WATSON PHARMACEUTICALS INC          COM        942683103       5751   95315SH                 SOLE                          95315
WISCONSIN EGY CP HLDG CO            COM        976657106       1857   53130SH                 SOLE                          53130
WISDOMTREE TR INDIA EARNINGS FD     INDIA ERNG 97717W422       1068   68479SH                 SOLE                          68479
WISDOMTREE INTL DIV                 INTL DIV   97717W786        411   10372SH                 SOLE                          10372
WISDOMTREE TRUST                    LRG CP VAL 97717W547        226    5495SH                 SOLE                           5495
WISDOMTREE DREYFUS CHIN YUAN FD     CH YUANETF 97717W182       1585   62930SH                 SOLE                          62930
WISDOMTREE TR BRAZILIAN REAL FD     BRAZ RLETF 97717W240       3601  184950SH                 SOLE                         184950
ZIMMER HLDGS INC                    COM        98956P102        938   17552SH                 SOLE                          17552

TOTAL                                                       $914919 (x1000)
